Basis of Presentation (Narrative) (Details)		12 Months Ended
	May. 23, 2012	Dec. 31, 2014 country	Jan. 26, 2014 shares
Basis of Presentation [Line Items]
Number of countries in which entity provides services (in countries)		14
Class C Ordinary Shares [Member]
Basis of Presentation [Line Items]
Number of shares issued for each class of ordinary stock for share dividend (in shares) | shares			1
Austar [Member]
Basis of Presentation [Line Items]
Percentage ownership in subsidiary	54.15%
Video, Broadband Internet and FIxed-Line Telephony [Member] | Europe [Member]
Basis of Presentation [Line Items]
Number of countries in which entity provides services (in countries)		8
Mobile Services [Member] | Europe [Member]
Basis of Presentation [Line Items]
Number of countries in which entity provides services (in countries)		4
Telenet [Member]
Basis of Presentation [Line Items]
Percentage ownership in subsidiary		56.60%
Liberty Cablevision of Puerto Rico LLC [Member]
Basis of Presentation [Line Items]
Percentage ownership in subsidiary		60.00%